Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total property and equipment, net	$ 14,802,568	$ 15,207,775	$ 4,576,105
Total property and equipment, net including right of use assets	21,709,031	22,348,652
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
At cost	17,371,820	16,863,167	4,640,967
Accumulated Depreciation	(2,621,093)	(1,666,017)	(407,672)
Total property and equipment, net	14,750,727	15,197,150	4,233,295
Other Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
At cost	56,922	11,829
Accumulated Depreciation	(5,081)	(1,204)
Total property and equipment, net	51,841	10,625	342,810
Total property and equipment, net including right of use assets		15,207,775	4,576,105
Other Machinery and Equipment [Member] | Previously Reported [Member]
Property, Plant, and Equipment [Line Items]
At cost		11,828	380,900
Accumulated Depreciation		(1,203)	(38,090)
Right-of-Use Assets [Member]
Property, Plant, and Equipment [Line Items]
At cost		8,236,479	1,011,179
Accumulated Depreciation		(1,095,602)	(75,843)
Total property and equipment, net		7,140,877	935,336
Total property and equipment, net including right of use assets		22,348,652	$ 5,511,441
At cost	8,453,632	8,236,478
Accumulated Depreciation	(1,547,169)	(1,095,601)
Total right of use, net	$ 6,906,463	$ 7,140,877